UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: February 28

Date of reporting period: August 31, 2021

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	August 31, 2021

WESTERN ASSET

SMASh SERIES TF FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize current interest income that is excluded from gross income for regular federal income tax purposes.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset SMASh Series TF Fund for the six-month reporting period ended August 31, 2021.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

September 30, 2021

II	Western Asset SMASh Series TF Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of August 31, 2021 and February 28, 2021. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset SMASh Series TF Fund 2021 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on March 1, 2021 and held for the six months ended August 31, 2021.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]					Based on hypothetical total return[1]
Actual Total Return[2,3]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[3,4]	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[3,4]
3.88%	$1,000.00	$1,038.80	0.00%	$0.00	5.00%	$1,000.00	$1,025.21	0.00%	$0.00

[1]	For the six months ended August 31, 2021.

[2]

Total return is not annualized, as it may not be representative of the total return for the year. Past performance is no guarantee of future results. Performance figures do not reflect any fees stated below in Note 3. If such fees were included, the return shown would have been lower.

[3]

All figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadviser. All operating expenses of the Fund were reimbursed by the manager, pursuant to an expense reimbursement arrangement between the Fund and the manager. The expense reimbursement arrangement does not cover interest, brokerage, taxes and extraordinary expenses.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

2	Western Asset SMASh Series TF Fund 2021 Semi-Annual Report

Schedule of investments (unaudited)

August 31, 2021

Western Asset SMASh Series TF Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 92.8%
Alabama — 3.5%
Hoover, AL, IDA Revenue, United States Steel Corp. Project, Series 2019	5.750%	10/1/49	$100,000	$120,317	(a)
Jefferson County, AL, Sewer Revenue:
Convertible CAB, Subordinated Lien, Warrants, Step bond, Series F, Refunding, (0.000% to 10/1/23 then 7.900%)	0.000%	10/1/50	470,000	484,643
Senior Lien, Warrants, Series A, Refunding, AGM	5.500%	10/1/53	75,000	83,917
Subordinated Lien, Warrants, Series D, Refunding	6.000%	10/1/42	105,000	121,291
Lower Alabama Gas District, Natural Gas Revenue:
Series 2020	4.000%	12/1/21	200,000	201,851
Series 2020	4.000%	12/1/23	1,000,000	1,082,148
Southeast Alabama Gas Supply District, Gas Supply Revenue, Series 2018A	4.000%	6/1/24	645,000	705,111	(b)(c)
Total Alabama				2,799,278
Alaska — 1.1%
Alaska State Housing Finance Corp. Revenue, State Capital Project II, Series B	5.000%	12/1/37	75,000	94,956
Anchorage, AK, Port Revenue, Series A	5.000%	12/1/50	150,000	180,203	(a)
Northern Tobacco Securitization Corp., AK, Revenue, Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/50	500,000	589,604
Total Alaska				864,763
Arizona — 3.9%
Arizona State IDA, Education Revenue:
Academies Math & Science Project, Refunding, SD Credit Program	5.000%	7/1/37	45,000	52,696
Academies Math & Science Project, Refunding, SD Credit Program	5.000%	7/1/38	500,000	591,990
Academies Math & Science Project, Series S, Refunding, SD Credit Program	5.000%	7/1/47	50,000	57,598
Chandler, AZ, IDA Revenue, Intel Corp. Project	5.000%	6/3/24	500,000	561,901	(a)(b)(c)
Maricopa County, AZ, IDA, Legacy Traditional School Projects, Series A, SD Credit Program	4.000%	7/1/34	400,000	468,197
Phoenix, AZ, IDA, Great Hearts Academies, Refunding	5.000%	7/1/36	75,000	84,175

See Notes to Financial Statements.

Western Asset SMASh Series TF Fund 2021 Semi-Annual Report	3

Schedule of investments (unaudited) (cont’d)

August 31, 2021

Western Asset SMASh Series TF Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Arizona — continued
Queen Creek, AZ, Excise Tax & State Shared Revenue, Series A	5.000%	8/1/47	$585,000	$718,653
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.000%	12/1/32	495,000	663,653
Total Arizona				3,198,863
California — 10.3%
Alameda, CA, Corridor Transportation Authority Revenue:
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	50,000	59,452
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/36	50,000	59,316
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/37	200,000	236,718
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area, Series B-1, (SIFMA Municipal Swap Index Yield + 1.100%)	1.120%	4/1/24	160,000	162,743	(b)(c)
California State Community Housing Agency, Essential Housing Revenue, Fountains at Emerald Park, Series A	3.000%	8/1/56	175,000	181,391
California State Health Facilities Financing Authority Revenue, Memorial Health Services, Series A, Refunding	5.000%	10/1/33	115,000	120,850
California State MFA Revenue:
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/34	100,000	123,116	(a)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	100,000	121,650	(a)
California State MFA Special Facility Revenue, United Airlines, Inc., Los Angeles International Airport Project	4.000%	7/15/29	75,000	87,594	(a)
California State, GO:
Various Purpose, Refunding	4.000%	11/1/36	15,000	17,735
Various Purpose, Refunding	5.000%	9/1/41	500,000	666,250	(d)
California Statewide CDA, Student Housing Revenue, University of CA, Irvine Campus Apartments, Phase IV	5.000%	5/15/33	50,000	60,997
Eastern Municipal Water District Financing Authority, CA, Water & Wastewater Revenue, Series D	5.000%	7/1/47	50,000	61,594
Golden State, CA, Tobacco Securitization Corp. Revenue, Tobacco Settlement Funded, Series A-1, Refunding	5.250%	6/1/47	275,000	284,788
Long Beach, CA, Bond Finance Authority Revenue, Natural Gas Purchase, Series A	5.500%	11/15/37	50,000	75,106

See Notes to Financial Statements.

4	Western Asset SMASh Series TF Fund 2021 Semi-Annual Report

Western Asset SMASh Series TF Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
California — continued
Los Angeles County, CA, MTA, Sales Tax Revenue, Senior Proposition C, Series B	5.000%	7/1/32	$500,000	$641,364
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Subordinated, Series C	5.000%	5/15/44	415,000	510,509	(a)
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/49	400,000	495,498	(a)
Subordinated, Los Angeles International Airport, Series C	5.000%	5/15/37	95,000	117,359	(a)
Los Angeles, CA, Department of Water & Power Waterworks Revenue, Series A	5.000%	7/1/48	500,000	613,500
Los Angeles, CA, Wastewater System Revenue, Green Bonds, Subordinated, Series A	5.000%	6/1/48	100,000	123,549
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series A	6.125%	11/1/29	50,000	63,381
Series B	6.125%	11/1/29	150,000	190,123
Northern California Energy Authority, Commodity Supply Revenue, Series A	4.000%	7/1/24	250,000	274,219	(b)(c)
Port of Oakland, CA, Intermediate Lien Revenue:
Series H, Refunding	5.000%	5/1/29	150,000	192,712	(a)
Series H, Refunding	5.000%	11/1/29	300,000	389,247	(a)
Riverside County, CA, Transportation Commission Sales Tax Revenue, Series B, Refunding	5.000%	6/1/37	100,000	125,486
Riverside, CA, Electric Revenue, Series A, Refunding	5.000%	10/1/48	100,000	125,250
Riverside, CA, Sewer Revenue, Series A, Refunding	5.000%	8/1/34	100,000	126,717
San Bernardino, CA, USD Revenue, COP, 2019 School Financing Project, AGM	5.000%	10/1/36	100,000	123,443
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue, Series A	5.000%	4/1/48	300,000	355,200
San Francisco, CA, City & County Airport Commission, International Airport Revenue, SFO Fuel Company LLC, Series A, Refunding	5.000%	1/1/33	100,000	125,557	(a)
San Mateo County, CA, Joint Powers Financing Authority Lease Revenue, Capital Project, Series A	5.000%	7/15/43	50,000	62,621
Southern California Water Replenishment District, Financing Authority, Replenishment Revenue, Series 2018	5.000%	8/1/48	500,000	617,920
Stockton, CA, PFA Parking Revenue, Refunding	5.000%	3/1/35	430,000	528,174

See Notes to Financial Statements.

Western Asset SMASh Series TF Fund 2021 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

August 31, 2021

Western Asset SMASh Series TF Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
California — continued
Stockton, CA, PFA Wastewater Revenue, BAN, Series 2019	1.400%	6/1/22	$100,000	$100,191
Tobacco Securitization Authority of Southern California Revenue, Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/48	100,000	125,905
Total California				8,347,225
Colorado — 1.3%
Arvada, CO, Vauxmont Metropolitan District, GO, Refunding, AGM	5.000%	12/15/24	130,000	148,532
Colorado State Educational & Cultural Facilities Authority Revenue, University of Denver Project, Series A	5.000%	3/1/43	50,000	60,566
Colorado State Health Facilities Authority Revenue:
Commonspirit Health Project, Series A-2	5.000%	8/1/44	200,000	248,249
Improvement and Refunding Revenue, Bethesda Project, Series A	5.000%	9/15/48	50,000	58,546
Colorado State High Performance Transportation Enterprise Revenue:
C-470 Express Lanes	5.000%	12/31/47	100,000	114,262
C-470 Express Lanes	5.000%	12/31/51	230,000	262,394
Denver, CO, City & County Special Facility Apartment Revenue, United Airlines Inc. Project, Refunding	5.000%	10/1/32	100,000	106,479	(a)
University of Colorado Enterprise Revenue:
Series B, Refunding	5.000%	6/1/37	15,000	15,549	(e)
Series B, Refunding	5.000%	6/1/37	60,000	62,195	(e)
Total Colorado				1,076,772
Connecticut — 1.6%
Connecticut State HEFA Revenue, Sacred Heart University Issue, Series I-1, Refunding	5.000%	7/1/36	50,000	60,081
Connecticut State Special Tax Revenue:
Transportation Infrastructure, Series A	5.000%	1/1/37	500,000	619,332
Transportation Infrastructure, Series A	5.000%	5/1/38	200,000	259,284
Connecticut State, GO:
Series A	4.000%	4/15/37	125,000	148,726

See Notes to Financial Statements.

6	Western Asset SMASh Series TF Fund 2021 Semi-Annual Report

Western Asset SMASh Series TF Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Connecticut — continued
Series E	5.000%	10/15/34	$50,000	$60,293
University of Connecticut, Student Fee Revenue, Series A	5.000%	11/15/43	100,000	123,229
Total Connecticut				1,270,945
Delaware — 0.1%
Sustainable Energy Utility Inc., DE, Energy Efficiency Revenue	5.000%	9/15/34	75,000	75,133	(e)
District of Columbia — 0.1%
District of Columbia Revenue, KIPP DC Project, Series B, Refunding	5.000%	7/1/42	75,000	88,815
Florida — 3.2%
Broward County, FL, Airport System Revenue:
Series 2017	5.000%	10/1/47	50,000	60,367	(a)
Series A	5.000%	10/1/45	250,000	291,053	(a)
Broward County, FL, Port Facilities Revenue, Series B	5.000%	9/1/31	200,000	259,374	(a)
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue, Priority Subordinated, Series A	5.000%	10/1/47	25,000	30,183	(a)
Miami-Dade County, FL, Aviation Revenue:
Series A, Refunding	4.000%	10/1/41	250,000	296,330
Series A, Refunding	5.000%	10/1/49	300,000	371,598	(a)
Series B, Refunding	5.000%	10/1/40	200,000	242,283	(a)
Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Communities, Refunding	5.000%	8/1/36	5,000	5,523
Palm Beach County, FL, Health Facilities Authority Revenue:
ACTS Retirement-Life Communities, Series B	5.000%	11/15/42	500,000	612,240
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series B-1	3.000%	6/1/27	250,000	262,394
Tampa, FL, Hospital Revenue, H. Lee Moffitt Cancer Center Project, Series B	5.000%	7/1/50	100,000	124,791
Volusia County, FL, EFA Revenue, Educational Facilities Embry-Riddle Aeronautical University Inc. Project, Refunding	5.000%	10/15/42	50,000	60,202
Total Florida				2,616,338
Georgia — 1.4%
Dahlonega, GA, Downtown Development Authority Revenue, North Georgia MAC LLC Project, Refunding	5.000%	7/1/39	100,000	120,487

See Notes to Financial Statements.

Western Asset SMASh Series TF Fund 2021 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

August 31, 2021

Western Asset SMASh Series TF Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Georgia — continued
Fulton County, GA, Development Authority Revenue, Georgia Institute of Technology	5.000%	6/15/44	$100,000	$125,415
Georgia State Higher Education Facilities Authority Revenue, USG Real Estate, Refunding	5.000%	6/15/33	50,000	63,612
Georgia State Municipal Electric Authority Power Revenue:
Plant Vogtle Units 3&4, Project J, Series A	5.000%	1/1/56	200,000	245,818
Plant Vogtle Units 3&4, Project P, Series A	4.000%	1/1/46	80,000	91,591
Project One Subordinated, Series A	5.000%	1/1/45	100,000	126,889
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.000%	5/15/43	200,000	244,459
Series C	4.000%	9/1/26	80,000	92,396	(b)(c)
Total Georgia				1,110,667
Idaho — 0.1%
Idaho State Health Facilities Authority Revenue, Trinity Health Credit Group, Series A	5.000%	12/1/47	100,000	122,549
Illinois — 10.6%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue, Series 2018	5.000%	4/1/42	100,000	121,414
Chicago, IL, Board of Education, GO:
Dedicated, Series H	5.000%	12/1/46	100,000	119,743
Series A	5.000%	12/1/41	500,000	633,036
Series C, Refunding	5.000%	12/1/25	100,000	117,850
Chicago, IL, GO:
Series A	5.000%	1/1/44	125,000	151,396
Series A, Refunding	5.000%	1/1/26	250,000	294,652
Series A, Refunding	5.250%	1/1/33	30,000	32,732
Series A, Refunding	5.000%	1/1/35	185,000	200,453
Series B	5.500%	1/1/32	150,000	171,290
Series C, Refunding	5.000%	1/1/25	30,000	34,292
Series D, Refunding	5.500%	1/1/34	10,000	11,410
Chicago, IL, O’Hare International Airport Revenue:
Series D, Refunding	5.000%	1/1/46	10,000	11,428
TrIPS Obligated Group	5.000%	7/1/48	50,000	59,573	(a)
Chicago, IL, Transit Authority Revenue, Series A, Refunding	5.000%	12/1/45	50,000	62,302
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Series 2011	5.250%	12/1/40	100,000	101,275	(e)

See Notes to Financial Statements.

8	Western Asset SMASh Series TF Fund 2021 Semi-Annual Report

Western Asset SMASh Series TF Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Chicago, IL, Wastewater Transmission Revenue, Second Lien, Series A	5.000%	1/1/47	$35,000	$41,198
Chicago, IL, Waterworks Revenue:
Second Lien, Series 2017, Refunding	5.000%	11/1/29	30,000	37,586
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/32	60,000	74,467
Cook County, IL, Sales Tax Revenue, Series A, Refunding	4.000%	11/15/40	250,000	296,336
Elk Grove Village, IL, GO, Cook and DuPage Counties, Refunding	5.000%	1/1/36	35,000	42,213
Illinois State Finance Authority Revenue:
Benedictine University, Refunding	4.000%	10/1/33	100,000	116,092
Northshore University Health System, Refunding	5.000%	8/15/32	100,000	132,345
University of Illinois at Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/49	50,000	61,385
University of Illinois, Health Services Facility Lease Revenue Bonds	5.000%	10/1/30	250,000	326,906
Illinois State Sales Tax Revenue, Subordinated, Series D, Refunding	5.000%	6/15/23	205,000	222,422
Illinois State Sports Facilities Authority Revenue, Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/29	50,000	63,456
Illinois State, GO:
Series 2016	5.000%	1/1/33	25,000	28,574
Series 2016, Refunding	5.000%	2/1/27	25,000	30,339
Series 2016, Refunding	5.000%	2/1/29	20,000	23,890
Series A	5.000%	5/1/36	250,000	301,670
Series A	5.000%	3/1/46	400,000	499,133
Series A, Refunding	5.000%	10/1/29	150,000	186,652
Series A, Refunding	5.000%	10/1/30	350,000	434,220
Series D	5.000%	11/1/27	225,000	277,191
Kane County, IL, School District No 131 Aurora East Side, GO, Series A, AGM	4.000%	12/1/34	725,000	851,100
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/42	500,000	576,744	(d)
McCormick Place Expansion Project, Series A, Refunding	5.000%	12/15/45	500,000	616,084

See Notes to Financial Statements.

Western Asset SMASh Series TF Fund 2021 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

August 31, 2021

Western Asset SMASh Series TF Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
McCormick Place Expansion Project, Series A, Refunding	4.000%	6/15/50	$500,000	$569,369
McCormick Place Expansion Project, Series B, Refunding	5.000%	6/15/42	60,000	75,806
Regional Transportation Authority, IL, GO, Series A, Refunding, NATL	6.000%	7/1/29	415,000	533,412
Total Illinois				8,541,436
Indiana — 1.3%
Indiana State Finance Authority Revenue, Marion General Hospital, Series A	4.000%	7/1/45	100,000	115,772
Indiana State Finance Authority Wastewater Utility Revenue, Green Bonds, CWA Authority Project, Series A	5.000%	10/1/41	100,000	119,927
Indianapolis, IN, Local Public Improvement Bond Bank:
Courthouse and Jail Project, Series A	4.000%	2/1/44	100,000	117,284
Courthouse and Jail Project, Series A	5.000%	2/1/54	300,000	370,083
Indianapolis Airport Authority Project, Revenue, Series D, Refunding	5.000%	1/1/26	300,000	357,305	(a)
Total Indiana				1,080,371
Iowa — 0.3%
Iowa State Finance Authority, Midwestern Disaster Area Revenue, Iowa Fertilizer Company Project, Refunding	3.125%	12/1/22	25,000	25,490
Iowa State Tobacco Settlement Authority Revenue:
Asset Backed Senior Bonds, Class 1, Series A-2, Refunding	4.000%	6/1/49	100,000	116,379
Asset Backed Senior Bonds, Class 2, Series B-1, Refunding	4.000%	6/1/49	100,000	115,902
Total Iowa				257,771
Kansas — 0.6%
Wyandotte County, KS, USD #202 Turner, GO, Series A, AGM	4.000%	9/1/37	400,000	451,802
Kentucky — 3.5%
Ashland, KY, Medical Center Refunding Revenue Bonds:
Ashland Hospital Corporation, King’s Daughters Medical Center, Refunding	5.000%	2/1/25	625,000	717,359
Ashland Hospital Corporation, King’s Daughters Medical Center, Refunding	5.000%	2/1/26	550,000	651,774

See Notes to Financial Statements.

10	Western Asset SMASh Series TF Fund 2021 Semi-Annual Report

Western Asset SMASh Series TF Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Kentucky — continued
Kentucky State Economic Development Finance Authority Revenue:
Catholic Health Initiatives, Series B, Refunding	2.700%	11/10/21	$175,000	$175,782	(b)(c)
Louisville Arena, Louisville Arena Authority Inc., Refunding, AGM	5.000%	12/1/45	100,000	123,217
Kentucky State PEA, Gas Supply Revenue:
Series A	4.000%	6/1/26	300,000	344,699	(b)(c)
Series C	4.000%	6/1/25	200,000	224,739	(b)(c)
Louisville/Jefferson County, KY, Metropolitan Government Health System Revenue, Norton Healthcare Inc., Series A	4.000%	10/1/40	500,000	579,326
Total Kentucky				2,816,896
Louisiana — 0.4%
Louisiana State PFA, Lease Revenue, Provident Group, Flagship Properties	5.000%	7/1/42	50,000	59,121
Shreveport, LA, Water & Sewer Revenue, Series A, AGM	5.000%	12/1/41	10,000	12,233
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Refunding	2.200%	7/1/26	125,000	132,177	(b)(c)
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	150,000	159,848	(b)(c)
Total Louisiana				363,379
Massachusetts — 1.4%
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue, Series A, Refunding	5.000%	1/1/34	250,000	314,967
Massachusetts State DFA Revenue:
Broad Institute Inc., Refunding	5.000%	4/1/36	85,000	104,233
UMass Boston Student Housing Project	5.000%	10/1/28	10,000	11,685
Wellforce Issue, Series A, Refunding	5.000%	7/1/39	50,000	61,459
Worcester Polytechnic Institute, Series B, Refunding	5.000%	9/1/42	75,000	91,698
Massachusetts State Port Authority Revenue:
Series A, Refunding	5.000%	7/1/36	160,000	200,985	(a)
Series E	5.000%	7/1/46	250,000	319,311	(a)
Massachusetts State Water Resources Authority Revenue, Series B, Refunding	5.000%	8/1/40	50,000	60,220
Total Massachusetts				1,164,558

See Notes to Financial Statements.

Western Asset SMASh Series TF Fund 2021 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

August 31, 2021

Western Asset SMASh Series TF Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Michigan — 2.8%
Detroit, MI, Downtown Development Authority Revenue, Catalyst Development, Series A, Refunding, AGM	5.000%	7/1/43	$100,000	$111,723
Great Lakes Water Authority, MI, Water Supply System Revenue:
Senior Lien, Series A	5.000%	7/1/45	750,000	952,909
Senior Lien, Series A	5.000%	7/1/49	650,000	822,652
Michigan State Finance Authority Revenue:
Henry Ford Health System, Series A	4.000%	11/15/50	100,000	115,223
Tobacco Settlement Asset Backed Senior Bonds, Series A, Refunding	4.000%	6/1/49	50,000	58,265
Tobacco Settlement Asset Backed Senior Bonds, Series B-1, Refunding	5.000%	6/1/49	50,000	61,186
Michigan State Strategic Fund Limited Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	100,000	121,228	(a)
Total Michigan				2,243,186
Missouri — 0.1%
Missouri State HEFA Revenue, Lutheran Senior Service Projects, Series A	5.000%	2/1/42	50,000	55,895
Nebraska — 0.6%
Douglas County, NE, Hospital Authority No. 2 Revenue, Children’s Hospital Obligated Group, Series A, Refunding	4.000%	11/15/36	425,000	511,639
Nevada — 0.3%
Sparks, NV, Tourism Improvement, Senior Sales Tax Anticipation Revenue, Series A, Refunding	2.750%	6/15/28	250,000	260,903	(f)
New Jersey — 7.1%
Essex County, NJ, Improvement Authority, GO:
CHF-Newark LLC, New Jersey Institute of Technology Lease Revenue Bonds, Series A, BAM	5.000%	8/1/35	180,000	238,270
CHF-Newark LLC, New Jersey Institute of Technology Lease Revenue Bonds, Series A, BAM	5.000%	8/1/36	215,000	283,664
New Brunswick, NJ, Guaranteed Parking Revenue, Series 2017, AGM	5.000%	9/1/21	220,000	220,000
New Jersey State EDA Revenue:
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	1/1/39	85,000	94,538	(a)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	7/1/42	150,000	166,647	(a)

See Notes to Financial Statements.

12	Western Asset SMASh Series TF Fund 2021 Semi-Annual Report

Western Asset SMASh Series TF Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
New Jersey — continued
School Facilities Construction, Series BBB, Refunding	5.500%	6/15/31	$100,000	$123,455
School Facilities Construction, Series DDD	5.000%	6/15/33	50,000	60,590
School Facilities Construction, Series I, Refunding, State Appropriations, (SIFMA Municipal Swap Index Yield + 1.600%)	1.620%	3/1/28	325,000	329,713	(c)
School Facilities Construction, Series QQQ	5.000%	6/15/31	500,000	656,596
Transit Transportation Project, Series A	5.000%	11/1/32	150,000	191,533
New Jersey State EDA, Lease Revenue, Health Department and Taxation Division Office Project, Series A	5.000%	6/15/33	105,000	129,089
New Jersey State EDA, Special Facility Revenue, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	100,000	118,035	(a)
New Jersey State Health Care Facilities Financing Authority Revenue, Hackensack Meridian Health, Series A, Refunding	5.000%	7/1/38	50,000	60,727
New Jersey State Transportation Trust Fund Authority Revenue:
Highway Reimbursement, Refunding	5.000%	6/15/31	60,000	71,134
Transportation Program, Series AA	5.250%	6/15/43	100,000	125,130
Transportation Program, Series AA	4.000%	6/15/45	500,000	581,227
Transportation Program, Series AA	5.000%	6/15/45	100,000	114,595
Transportation Program, Series AA, Refunding	5.000%	6/15/36	300,000	381,912	(d)
Transportation Program, Series BB	4.000%	6/15/36	500,000	579,410
Transportation System, Series A, Refunding	5.000%	12/15/25	100,000	118,961
Transportation System, Series A, Refunding	5.000%	12/15/28	150,000	191,510
New Jersey State Turnpike Authority Revenue:
Series A, Refunding	5.000%	1/1/35	100,000	118,300
Series G, Refunding	5.000%	1/1/35	60,000	74,921
New Jersey State, GO, COVID-19 Emergency, Series A	5.000%	6/1/29	500,000	651,216
Tobacco Settlement Financing Corp., NJ, Revenue, Series A, Refunding	5.250%	6/1/46	30,000	36,740
Total New Jersey				5,717,913
New Mexico — 0.0%††
Farmington, NM, PCR, Public Service Co. Project, Refunding	2.125%	6/1/22	35,000	35,469	(b)(c)

See Notes to Financial Statements.

Western Asset SMASh Series TF Fund 2021 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

August 31, 2021

Western Asset SMASh Series TF Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
New York — 13.4%
Hempstead Town, NY, Local Development Corp. Revenue, Hofstra University Project, Refunding	5.000%	7/1/42	$100,000	$122,106
Hudson Yards Infrastructure Corp., NY, Second Indenture Revenue, Series A, Refunding	5.000%	2/15/35	140,000	169,259
Long Island, NY, Power Authority Electric System Revenue, Series B, Refunding	1.650%	9/1/24	250,000	257,993	(b)(c)
MTA, NY, Transportation Revenue:
Green Bonds, Series A-2	5.000%	11/15/24	50,000	57,222
Green Bonds, Series D-1	5.000%	11/15/43	100,000	125,205
Green Bonds, Series D-3	4.000%	11/15/49	100,000	114,816
Green Bonds, Series E	5.000%	11/15/33	250,000	322,116
Series A-2	5.000%	5/15/30	335,000	437,584	(b)(c)
Series F, Refunding	5.000%	11/15/27	500,000	589,998
New York City, NY, GO:
Subseries F-1	5.000%	3/1/37	250,000	327,748
Subseries F-1	5.000%	3/1/50	250,000	317,244
New York City, NY, Industrial Development Agency Revenue, Yankee Stadium Project, Refunding	4.000%	3/1/45	100,000	114,454
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2022, Series AA, Subseries AA-1	4.000%	6/15/51	500,000	587,961
Subordinated, Series BB-1	5.000%	6/15/46	30,000	36,456
New York City, NY, TFA Future Tax Secured Revenue, Subordinated, Series B-1	5.000%	8/1/45	700,000	855,039
New York City, NY, TFA Revenue, Future Tax Secured, Subordinate, Series C-1	4.000%	5/1/40	700,000	835,760
New York State Dormitory Authority Revenue:
New York University, Series A, Refunding	5.000%	7/1/43	50,000	61,314
Series B, Refunding	5.000%	2/15/43	100,000	122,506
New York State Dormitory Authority, Sales Tax Revenue:
Bidding Group 3, Series E, Refunding	5.000%	3/15/38	100,000	126,327
Bidding Group 4, Series E, Refunding	5.000%	3/15/44	100,000	125,294
New York State Liberty Development Corp., Liberty Revenue, 3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	100,000	110,572	(f)

See Notes to Financial Statements.

14	Western Asset SMASh Series TF Fund 2021 Semi-Annual Report

Western Asset SMASh Series TF Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
New York State Thruway Authority General Revenue:
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/46	$50,000	$58,373
Junior Indebtedness Obligations, Subordinated, Series B, Refunding	4.000%	1/1/50	200,000	232,845
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	75,000	92,064	(a)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	45,000	54,862	(a)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	4.375%	10/1/45	250,000	297,039	(a)
LaGuardia Airport Terminal B Redevelopment Project	5.000%	7/1/30	50,000	56,315	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	25,000	28,000	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.250%	1/1/50	750,000	843,612	(a)
Terminal 4 John F. Kennedy International Airport Project, Series A	4.000%	12/1/40	300,000	347,815	(a)
Port Authority of New York & New Jersey Revenue:
Consolidated Series 185	5.000%	9/1/25	10,000	11,410	(a)
Consolidated Series 221	4.000%	7/15/50	500,000	579,469	(a)
Triborough Bridge & Tunnel Authority, NY, Revenue:
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	500,000	643,370
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/51	265,000	341,530
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/54	325,000	416,626
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/56	500,000	644,397
Troy, NY, Capital Resource Corp., Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/28	325,000	410,929
Total New York				10,875,630
North Carolina — 0.6%
Charlotte, NC, Lease Revenue, COP, Convention Facility Project, Series A, Refunding	4.000%	6/1/49	70,000	82,241

See Notes to Financial Statements.

Western Asset SMASh Series TF Fund 2021 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

August 31, 2021

Western Asset SMASh Series TF Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
North Carolina — continued
North Carolina State Medical Care Commission, Retirement Facilities Revenue, The Forest at Duke Project	4.000%	9/1/41	$330,000	$387,223
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue, Series A, Refunding	5.000%	7/1/42	5,000	5,730
Total North Carolina				475,194
Ohio — 3.4%
Buckeye, OH, Tobacco Settlement Financing Authority Revenue:
Senior Bonds, Series A-2, Refunding	4.000%	6/1/48	100,000	114,935
Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	250,000	290,923
Ohio State Air Quality Development Authority Revenue:
American Electric Company Project, Series B, Refunding	2.500%	10/1/29	100,000	110,244	(a)(b)(c)
American Electric Company Project, Series D, Refunding	2.100%	10/1/24	250,000	260,978	(a)(b)(c)
Ohio State Higher Educational Facility Commission College & University Revenue:
University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/34	500,000	621,622
Xavier University 2020 Project	5.000%	5/1/33	495,000	642,506
Warrensville Heights, OH, School District, GO:
Refunding, BAM	5.000%	12/1/44	425,000	490,395	(e)
Refunding, BAM	5.000%	12/1/44	175,000	198,027
Total Ohio				2,729,630
Oklahoma — 0.6%
Oklahoma State Development Finance Authority Revenue, Gilcrease Expressway West Project, Series A	1.625%	7/6/23	500,000	504,774	(a)
Oregon — 0.4%
Gilliam County, OR, Solid Waste Disposal Revenue, Waste Management Project, Series A	2.400%	5/2/22	125,000	125,232	(a)(b)(c)
Port of Portland, OR, Airport Revenue, Portland International Airport, Series 26C, Refunding	5.000%	7/1/26	150,000	180,736	(a)
Total Oregon				305,968
Pennsylvania — 2.7%
Allegheny County, PA, HDA Revenue, University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/38	150,000	176,868

See Notes to Financial Statements.

16	Western Asset SMASh Series TF Fund 2021 Semi-Annual Report

Western Asset SMASh Series TF Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
Berks County, PA, IDA, Healthcare Facilities Revenue, Highlands at Wyomissing, Refunding	5.000%	5/15/32	$50,000	$59,259
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue	5.000%	6/1/30	50,000	62,420
Pennsylvania State Economic Development Financing Authority, Solid Waste Disposal Revenue, Waste Management Inc. Project	2.150%	7/1/24	100,000	105,094	(a)(b)(c)
Pennsylvania State Turnpike Commission Revenue:
Series A	5.000%	12/1/44	175,000	221,330
Series A-1	5.000%	12/1/47	25,000	30,536
Series B, Refunding	5.000%	12/1/46	250,000	322,635
Subordinated, Series B	5.000%	12/1/48	100,000	123,037
Subordinated, Series B	5.000%	12/1/50	250,000	320,995
Philadelphia, PA, Authority for IDR, Charter School Revenue, Philadelphia Performing Arts: A String Theory Charter School Project, Series 2020, Refunding	5.000%	6/15/50	100,000	116,815
Philadelphia, PA, Authority for IDR, City Service Agreement Revenue, Rebuild Project	5.000%	5/1/35	250,000	310,092
Philadelphia, PA, Authority for IDR, Lease Revenue, Series 2019, Refunding	5.000%	10/1/30	100,000	130,862
Philadelphia, PA, GO, Series B	5.000%	2/1/35	150,000	190,760
State Public School Building Authority, PA, Lease Revenue, Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	20,000	24,340
Total Pennsylvania				2,195,043
Puerto Rico — 4.3%
Puerto Rico Commonwealth Public Improvement, GO, Series A, Refunding	5.000%	7/1/41	240,000	206,100	*(g)
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/29	195,000	191,100	*(g)
Series A	5.000%	7/1/42	270,000	264,600	*(g)
Series A	5.050%	7/1/42	100,000	98,000	*(g)
Series XX	5.250%	7/1/40	360,000	354,150	*(g)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	60,000	55,388
CAB, Restructured, Series A-1	0.000%	7/1/46	160,000	53,462
CAB, Restructured, Series A-1	0.000%	7/1/51	850,000	206,563
Restructured, Series A-1	4.550%	7/1/40	10,000	11,507

See Notes to Financial Statements.

Western Asset SMASh Series TF Fund 2021 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

August 31, 2021

Western Asset SMASh Series TF Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Puerto Rico — continued
Restructured, Series A-1	4.750%	7/1/53	$250,000	$286,101
Restructured, Series A-1	5.000%	7/1/58	1,360,000	1,574,688
Restructured, Series A-2	4.329%	7/1/40	130,000	147,782
Total Puerto Rico				3,449,441
South Dakota — 0.0%††
South Dakota State HEFA Revenue, Regional Health	5.000%	9/1/40	25,000	30,009
Tennessee — 1.0%
Knox County, TN, Health, Educational & Housing Facility Board Revenue, University Health System Inc., Series A	5.000%	9/1/30	100,000	124,341
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue, Subordinated, Series B, Refunding	5.000%	7/1/46	50,000	61,442
Tennessee State Energy Acquisition Corp., Natural Gas Revenue:
Series 2018	4.000%	11/1/25	100,000	113,386	(b)(c)
Series A	5.250%	9/1/26	425,000	509,840
Total Tennessee				809,009
Texas — 4.5%
Arlington, TX, Higher Education Finance Corp., Education Revenue, Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/37	20,000	24,260
Arlington, TX, Special Tax Revenue, Subordinated Lien, Series C, BAM	5.000%	2/15/41	100,000	111,972
Austin, TX, Airport System Revenue, Series 2019B	5.000%	11/15/44	250,000	313,228	(a)
Central Texas Regional Mobility Authority Revenue:
Senior Lien, Series B	4.000%	1/1/51	250,000	292,583
Senior Lien, Series E	4.000%	1/1/50	250,000	290,219
Forney, TX, ISD, GO, School Building, Series 2019, PSF - GTD	5.000%	2/15/49	100,000	120,107
Grand Parkway Transportation Corp., TX, System Toll Revenue, First Tier Toll Revenue, Series C, Refunding	4.000%	10/1/40	500,000	592,556
Harris County, TX, Cultural Education Facilities Finance Corp., Thermal Utility Revenue, Teco Project, Refunding	5.000%	11/15/33	200,000	247,595

See Notes to Financial Statements.

18	Western Asset SMASh Series TF Fund 2021 Semi-Annual Report

Western Asset SMASh Series TF Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Houston, TX, Airport System Revenue:
Special Facilities, United Airlines Inc., Technical Operations Center Project	5.000%	7/15/28	$100,000	$120,717	(a)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B1	4.000%	7/15/41	400,000	436,041	(a)
Subordinated Lien, Series A, Refunding	4.000%	7/1/46	400,000	469,301	(a)
New Hope Cultural Education Facilities Finance Corp., TX, Senior Living Revenue, Cardinal Bay Inc., Village on the Park/Carriage Inn Project, Series A1	5.000%	7/1/31	15,000	16,005
Southwest Texas, Higher Education Authority Inc. Revenue, Southern Methodist University Project, Refunding	5.000%	10/1/41	50,000	60,585
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue:
Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/37	50,000	60,202
Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/46	50,000	59,268
Texas State, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D	6.250%	12/15/26	155,000	181,828
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
LBJ Infrastructure Group LLC I-635 Managed Lanes Project, Series L	4.000%	12/31/38	75,000	89,104
Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/40	5,000	5,669	(a)
West Harris County, TX, Regional Water Authority Revenue, Series 2019	4.000%	12/15/49	100,000	116,766
Total Texas				3,608,006
U.S. Virgin Islands — 0.4%
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan, Senior Lien, Series A	5.000%	10/1/29	155,000	155,390
Matching Fund Loan, Subordinated Lien, Series B	5.250%	10/1/29	175,000	172,367
Total U.S. Virgin Islands				327,757
Utah — 3.1%
Salt Lake City, UT, Airport Revenue, Salt Lake City International Airport, Series A	5.000%	7/1/43	250,000	305,230	(a)
Utah State Charter School Finance Authority, Charter School Revenue:
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/37	5,000	5,762

See Notes to Financial Statements.

Western Asset SMASh Series TF Fund 2021 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

August 31, 2021

Western Asset SMASh Series TF Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Utah — continued
Utah Charter Academies Project, Series 2018, UT CSCE	5.000%	10/15/38	$220,000	$260,600
Utah State Infrastructure Agency, Telecommunications Revenue, Series A	5.250%	10/15/33	200,000	242,057
Vineyard Redevelopment Agency, UT, Tax Increment Revenue:
Series 2021, Refunding, AGM	5.000%	5/1/31	235,000	311,723
Series 2021, Refunding, AGM	4.000%	5/1/37	275,000	329,838
Series 2021, Refunding, AGM	4.000%	5/1/39	300,000	358,132
Series 2021, Refunding, AGM	4.000%	5/1/41	290,000	344,076
Series 2021, Refunding, AGM	4.000%	5/1/46	275,000	322,177
Total Utah				2,479,595
Virginia — 0.9%
Arlington County, VA, IDA Revenue:
Refunding	5.000%	2/15/43	50,000	60,578
Virginia Hospital Center, Refunding	5.000%	7/1/36	200,000	260,422
Virginia State Small Business Financing Authority Revenue:
Bon Secours Mercy Health, Series A, Refunding	4.000%	12/1/49	250,000	291,868
National Senior Campuses, Inc., Series A, Refunding	5.000%	1/1/34	85,000	104,559
Total Virginia				717,427
Washington — 0.5%
Port of Seattle, WA, Intermediate Lien Revenue, Series 2019	5.000%	4/1/34	250,000	313,559	(a)
Washington State Health Care Facilities Authority Revenue, Seattle Cancer Care Alliance, Refunding	5.000%	9/1/55	100,000	126,847
Total Washington				440,406
West Virginia — 1.2%
West Virginia Parkways Authority, WV, Turnpike Toll Revenue, Senior Lien	5.000%	6/1/33	600,000	808,580
West Virginia University Revenue, West Virginia Projects, Series B, Refunding	5.000%	10/1/29	100,000	128,474	(b)(c)
Total West Virginia				937,054

See Notes to Financial Statements.

20	Western Asset SMASh Series TF Fund 2021 Semi-Annual Report

Western Asset SMASh Series TF Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Wisconsin — 0.2%
Public Finance Authority, WI, Revenue, Carmelite System Inc., Obligated Group, Series 2020	5.000%	1/1/40	$50,000	$60,836
Public Finance Authority, WI, Student Housing Revenue, CHF Wilmington LLC, University of North Carolina at Wilmington Project, AGM	5.000%	7/1/53	100,000	119,553
Total Wisconsin				180,389
Total Investments before Short-Term Investments (Cost — $70,203,710)				75,137,898
Short-Term Investments — 8.2%
Municipal Bonds — 8.2%
Arizona — 0.1%
Phoenix, AZ, IDA, Health Care Facilities Revenue, Mayo Clinic, Series B, SPA - Northern Trust Co.	0.010%	11/15/52	100,000	100,000	(h)(i)
California — 0.6%
San Francisco, CA, City & County Airport Commission, International Airport Revenue, Second Series A, Refunding, LOC - Bank of America N.A.	0.030%	5/1/30	500,000	500,000	(a)(h)(i)
Florida — 0.4%
St. Lucie County, FL, Solid Waste Disposal Revenue, Florida Power & Light Co. Project, Refunding	0.020%	5/1/24	300,000	300,000	(a)(h)(i)
Maryland — 0.9%
Maryland State HEFA Revenue, University of Maryland Medical System, Series D, LOC - TD Bank N.A.	0.010%	7/1/41	700,000	700,000	(h)(i)
Massachusetts — 0.6%
Massachusetts State DFA Revenue:
Boston University, Series U-6C, Refunding, LOC - TD Bank N.A.	0.010%	10/1/42	100,000	100,000	(h)(i)
Boston University, Series U-6E, Refunding, LOC - TD Bank N.A.	0.010%	10/1/42	355,000	355,000	(h)(i)
Total Massachusetts				455,000
Mississippi — 2.4%
Mississippi State Business Finance Corp., Gulf Opportunity Zone, IDR:
Chevron USA Inc. Project, Series A	0.010%	11/1/35	100,000	100,000	(h)(i)
Chevron USA Inc. Project, Series E	0.010%	12/1/30	500,000	500,000	(h)(i)
Chevron USA Inc. Project, Series G	0.010%	11/1/35	700,000	700,000	(h)(i)

See Notes to Financial Statements.

Western Asset SMASh Series TF Fund 2021 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

August 31, 2021

Western Asset SMASh Series TF Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Mississippi — continued
Chevron USA Inc. Project, Series I	0.010%	11/1/35	$100,000	$100,000	(h)(i)
Chevron USA Inc. Project, Series K	0.010%	11/1/35	500,000	500,000	(h)(i)
Total Mississippi				1,900,000
New Jersey — 0.1%
New Jersey State Health Care Facilities Financing Authority Revenue, Series D, LOC - TD Bank N.A.	0.010%	7/1/43	100,000	100,000	(h)(i)
New York — 2.5%
New York City, NY, GO, Subseries G-6, LOC - Mizuho Bank Ltd.	0.010%	4/1/42	525,000	525,000	(h)(i)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2008, Series BB-5, Refunding, SPA - Bank of America N.A.	0.010%	6/15/33	800,000	800,000	(h)(i)
Second General Resolution Fiscal 2014, Series AA-5, Refunding, SPA - Mizuho Bank Ltd.	0.010%	6/15/48	600,000	600,000	(h)(i)
New York City, NY, TFA Revenue Future Tax Secured, Subseries A, Refunding, SPA - TD Bank N.A.	0.010%	11/1/29	100,000	100,000	(h)(i)
Total New York				2,025,000
Oregon — 0.1%
Oregon State Facilities Authority Revenue, Peacehealth, Series A, Refunding, LOC - U.S. Bank N.A.	0.010%	8/1/34	100,000	100,000	(h)(i)
Pennsylvania — 0.1%
Lancaster County, PA, Hospital Authority Revenue, Series D, Refunding, LOC - JPMorgan Chase & Co.	0.020%	7/1/34	100,000	100,000	(h)(i)
Texas — 0.4%
Lower Neches Valley Authority, TX, Industrial Development Corp. Revenue, ExxonMobil Corp., Series B, Refunding	0.020%	11/1/29	300,000	300,000	(a)(h)(i)
Total Municipal Bonds (Cost — $6,580,000)				6,580,000

			Shares
Overnight Deposits — 0.0%††
BNY Mellon Cash Reserve Fund (Cost — $6,483)	0.010%		6,483	6,483
Total Short-Term Investments (Cost — $6,586,483)				6,586,483
Total Investments — 101.0% (Cost — $76,790,193)				81,724,381
Liabilities in Excess of Other Assets — (1.0)%				(781,342)
Total Net Assets — 100.0%				$80,943,039

See Notes to Financial Statements.

22	Western Asset SMASh Series TF Fund 2021 Semi-Annual Report

Western Asset SMASh Series TF Fund

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Maturity date shown represents the mandatory tender date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Securities traded on a when-issued or delayed delivery basis.

(e)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(f)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(g)	The coupon payment on this security is currently in default as of August 31, 2021.

(h)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(i)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Financial Statements.

Western Asset SMASh Series TF Fund 2021 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

August 31, 2021

Western Asset SMASh Series TF Fund

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation — Insured Bonds

BAM	— Build America Mutual — Insured Bonds

BAN	— Bond Anticipation Notes

CAB	— Capital Appreciation Bonds

CDA	— Communities Development Authority

COP	— Certificates of Participation

CSCE	— Charter School Credit Enhancement

CWA	— Clean Water Act

DFA	— Development Finance Agency

EDA	— Economic Development Authority

EFA	— Educational Facilities Authority

GO	— General Obligation

GTD	— Guaranteed

HDA	— Housing Development Authority

HEFA	— Health & Educational Facilities Authority

IDA	— Industrial Development Authority

IDR	— Industrial Development Revenue

ISD	— Independent School District

LOC	— Letter of Credit

MFA	— Municipal Finance Authority

MTA	— Metropolitan Transportation Authority

NATL	— National Public Finance Guarantee Corporation — Insured Bonds

PCR	— Pollution Control Revenue

PEA	— Public Energy Authority

PFA	— Public Facilities Authority

PSF	— Permanent School Fund

SD	— School District

SIFMA	— Securities Industry and Financial Markets Association

SPA	— Standby Bond Purchase Agreement — Insured Bonds

TFA	— Transitional Finance Authority

USD	— Unified School District

See Notes to Financial Statements.

24	Western Asset SMASh Series TF Fund 2021 Semi-Annual Report

Statement of assets and liabilities (unaudited)

August 31, 2021

Assets:
Investments, at value (Cost — $76,790,193)	$81,724,381
Interest receivable	703,128
Receivable for Fund shares sold	111,183
Receivable from investment manager	15,866
Prepaid expenses	17,349
Total Assets	82,571,907

Liabilities:
Payable for securities purchased	1,596,869
Trustees’ fees payable	257
Accrued expenses	31,742
Total Liabilities	1,628,868
Total Net Assets	$80,943,039

Net Assets:
Par value (Note 5)	$74
Paid-in capital in excess of par value	76,463,909
Total distributable earnings (loss)	4,479,056
Total Net Assets	$80,943,039

Shares Outstanding	7,372,041

Net Asset Value	$10.98

See Notes to Financial Statements.

Western Asset SMASh Series TF Fund 2021 Semi-Annual Report	25

Statement of operations (unaudited)

For the Six Months Ended August 31, 2021

Investment Income:
Interest	$899,710

Expenses:
Fund accounting fees	34,733
Registration fees	17,514
Audit and tax fees	15,197
Legal fees	3,763
Shareholder reports	2,132
Trustees’ fees	1,086
Insurance	763
Commitment fees (Note 6)	250
Interest expense	234
Custody fees	225
Transfer agent fees	197
Miscellaneous expenses	2,973
Total Expenses	79,067
Less: Fee waivers and/or expense reimbursements (Note 2)	(79,067)
Net Expenses	—
Net Investment Income	899,710

Realized and Unrealized Gain on Investments (Notes 1 and 3):
Net Realized Gain From Investment Transactions	186,802
Change in Net Unrealized Appreciation (Depreciation) From Investments	1,774,675
Net Gain on Investments	1,961,477
Increase in Net Assets From Operations	$2,861,187

See Notes to Financial Statements.

26	Western Asset SMASh Series TF Fund 2021 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended August 31, 2021 (unaudited) and the Year Ended February 28, 2021	August 31	February 28

Operations:
Net investment income	$899,710	$1,615,251
Net realized gain (loss)	186,802	(244,704)
Change in net unrealized appreciation (depreciation)	1,774,675	(521,360)
Increase in Net Assets From Operations	2,861,187	849,187

Distributions to Shareholders From (Note 1):
Total distributable earnings	(879,068)	(1,621,097)
Decrease in Net Assets From Distributions to Shareholders	(879,068)	(1,621,097)

Fund Share Transactions (Note 5):
Net proceeds from sale of shares	18,031,519	31,900,100
Cost of shares repurchased	(7,072,440)	(21,792,737)
Increase in Net Assets From Fund Share Transactions	10,959,079	10,107,363
Increase in Net Assets	12,941,198	9,335,453

Net Assets:
Beginning of period	68,001,841	58,666,388
End of period	$80,943,039	$68,001,841

See Notes to Financial Statements.

Western Asset SMASh Series TF Fund 2021 Semi-Annual Report	27

Financial highlights

For a share of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
	2021[1,2]	2021[1]	2020[1,3]	2019[1]	2018[1]	2017[1]

Net asset value, beginning of period	$10.69	$10.86	$10.09	$10.00	$9.84	$10.05

Income (loss) from operations:
Net investment income	0.13	0.28	0.28	0.28	0.24	0.28
Net realized and unrealized gain (loss)	0.28	(0.17)	0.77	0.07	0.15 [4]	(0.20)
Total income from operations	0.41	0.11	1.05	0.35	0.39	0.08

Less distributions from:
Net investment income	(0.12)	(0.28)	(0.28)	(0.26)	(0.23)	(0.28)
Net realized gains	—	—	—	—	—	(0.01)
Total distributions	(0.12)	(0.28)	(0.28)	(0.26)	(0.23)	(0.29)

Net asset value, end of period	$10.98	$10.69	$10.86	$10.09	$10.00	$9.84
Total return[5]	3.88%	1.09%	10.53%	3.53%	3.99%	0.83%

Net assets, end of period (000s)	$80,943	$68,002	$58,666	$32,979	$23,937	$2,264

Ratios to average net assets:
Gross expenses[6]	0.20%[7]	0.25%	0.34%	0.56%	0.91%	7.57%
Net expenses[8,9]	0.00 [7]	0.00	0.00	0.00	0.00	0.00
Net investment income	2.31 [7]	2.66	2.72	2.76	2.44	2.79

Portfolio turnover rate	5%	35%	9%	22%	16%	14%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2021 (unaudited).

[3]	For the year ended February 29.

[4]

Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of the sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

[5]

Performance figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadviser. All operating expenses of the Fund were reimbursed by the manager, pursuant to an expense reimbursement arrangement between the Fund and the manager. If such fees were included, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Gross expenses do not include management fees paid to the manager and subadviser. Management fees are paid directly or indirectly by the separately managed account sponsor.

[7]	Annualized.

[8]

The Fund’s manager has entered into an expense reimbursement arrangement with the Fund, pursuant to which the Fund’s manager has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement arrangement does not cover interest, brokerage, taxes and extraordinary expenses. This arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

28	Western Asset SMASh Series TF Fund 2021 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset SMASh Series TF Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA. LMPFA and the subadviser do not charge investment management fees to the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Western Asset SMASh Series TF Fund 2021 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

30	Western Asset SMASh Series TF Fund 2021 Semi-Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal Bonds†	—	$75,137,898	—	$75,137,898
Short-Term Investments†:
Municipal Bonds	—	6,580,000	—	6,580,000
Overnight Deposits	—	6,483	—	6,483
Total Short-Term Investments	—	6,586,483	—	6,586,483
Total Investments	—	$81,724,381	—	$81,724,381

†	See Schedule of Investments for additional detailed categorizations.

(b) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts

Western Asset SMASh Series TF Fund 2021 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(d) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a monthly basis. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(f) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of February 28, 2021, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(g) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

LMPFA is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

LMPFA and the subadviser do not charge investment management fees to the Fund. However, the Fund is an integral part of the separately managed account program, and LMPFA and the subadviser will be compensated directly or indirectly by separately managed account program sponsors. LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund.

32	Western Asset SMASh Series TF Fund 2021 Semi-Annual Report

LMPFA has entered into an expense reimbursement arrangement with the Fund, pursuant to which LMPFA has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement arrangement does not cover interest, brokerage, taxes and extraordinary expenses. This expense reimbursement arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

During the six months ended August 31, 2021, fees waived and/or expenses reimbursed amounted to $79,067.

Franklin Distributors, LLC (formerly known as Legg Mason Investor Services, LLC prior to July 7, 2021) (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

The Fund is permitted to purchase or sell securities, typically short-term variable rate demand obligations, from or to certain other affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board of Trustees. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having a common investment manager or subadviser (or affiliated investment manager or subadviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended August 31, 2021, such purchase and sale transactions (excluding accrued interest) were $12,258,500 and $13,900,000, respectively.

3. Investments

During the six months ended August 31, 2021, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$16,345,601
Sales	3,578,244

At August 31, 2021, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$76,790,193	$4,979,610	$(45,422)	$4,934,188

Western Asset SMASh Series TF Fund 2021 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

4. Derivative instruments and hedging activities

During the six months ended August 31, 2021, the Fund did not invest in derivative instruments.

5. Shares of beneficial interest

At August 31, 2021, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Each share represents an identical interest and has the same rights.

Transactions in shares of the Fund were as follows:

	Six Months Ended August 31, 2021	Year Ended February 28, 2021
Shares sold	1,655,911	3,055,100
Shares repurchased	(645,313)	(2,095,843)
Net increase	1,010,598	959,257

6. Redemption facility

The Fund and certain other participating funds within the Trust, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by LMPFA or Franklin Resources, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 4, 2022.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended August 31, 2021.

7. Deferred capital losses

As of February 28, 2021, the Fund had deferred capital losses of $755,181, which have no expiration date, that will be available to offset future taxable capital gains.

8. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from

34	Western Asset SMASh Series TF Fund 2021 Semi-Annual Report

the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

9. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

*  *  *

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On March 5, 2021, the ICE Benchmark Administration, the administrator of LIBOR, stated that it will cease the publication of (i) the overnight and one-, three-, six- and twelve-month USD LIBOR settings immediately following the LIBOR publication on Friday, June 30, 2023 and (ii) all other LIBOR settings, including the one-week and two-month USD LIBOR settings, immediately following the LIBOR publication on Friday, December 31, 2021. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments cannot yet be determined.

Western Asset SMASh Series TF Fund 2021 Semi-Annual Report	35

Western Asset

SMASh Series TF Fund

Trustees

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company, LLC

Distributor

Franklin Distributors, LLC†

Custodian

The Bank of New York Mellon

†	Effective July 7, 2021, Legg Mason Investor Services, LLC was renamed Franklin Distributors, LLC.

Transfer agent

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset SMASh Series TF Fund

The Fund is a separate investment series of Legg Mason Partners Institutional Trust, a Maryland statutory trust.

Western Asset SMASh Series TF Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset SMASh Series TF Fund and is not intended for distribution to prospective investors.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing. www.franklintempleton.com

© 2021 Franklin Distributors, LLC,

Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Franklin Distributors, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.franklintempleton.com, or contact the Fund at 1-877-721-1926.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker,

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE SEMI-ANNUAL REPORT

www.franklintempleton.com

© 2021 Franklin Distributors, LLC,

WASX307368 10/21 SR21-4258

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Institutional Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 26, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 26, 2021

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	October 26, 2021